Note 5 - Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Interest-Bearing Deposits [Table Text Block]
	2012	2011
NOW accounts	$106,581	$101,907
Savings and Money Market	197,062	200,072
Time:
In denominations under $100,000	110,002	126,705
In denominations of $100,000 or more	101,893	121,059
Total time deposits	211,895	247,764
Total interest-bearing deposits	$515,538	$549,743

Maturities of Time Deposits [Table Text Block]
2013	$119,568
2014	66,277
2015	15,767
2016	5,502
2017	3,983
Thereafter	798
Total	$211,895